TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (33,444)	$ (1,105)	$ 17,817
Foreign	15,691	5,818	4,815
Income before taxes on income	$ (17,753)	$ 4,713	$ 22,632